Accounting Policies - Additional Information (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Provisions for loss contracts	$ 66,500,000		$ 66,500,000		$ 94,000,000	$ 60,500,000
Deferred pre-production costs	20,300,000		20,300,000		20,200,000
Net income (loss) attributable to noncontrolling interest	(1,670,000)	$ 1,040,000	(3,724,000)	$ (710,000)	29,000	8,517,000	$ 0
Selling, general and administrative expenses	146,839,000	118,183,000	465,197,000	368,788,000	512,552,000	373,559,000	346,086,000
Interest expense, net	23,713,000	20,038,000	75,917,000	57,460,000	77,884,000	50,298,000	27,254,000
Other income (expense), net	$ 1,201,000	(443,000)	$ 5,958,000	5,304,000	8,868,000	6,528,000	3,768,000
Restatement Adjustment | Accounting Standards Update 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Selling, general and administrative expenses		300,000		1,000,000	600,000	1,800,000	(1,300,000)
Interest expense, net		2,200,000		6,500,000	9,200,000	7,700,000	10,400,000
Other income (expense), net		$ 2,500,000		$ 7,500,000	$ 9,800,000	$ 9,500,000	$ 9,100,000
Transferred at Point in Time
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue derived from performance obligations satisfied when control passes to customer (as a percent)			75.00%